Significant Accounting Policies (Details 2)	12 Months Ended															12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 KRW	Dec. 31, 2012 KRW	Dec. 31, 2011 KRW	Dec. 31, 2013 Out-of-Period Adjustments KRW	Dec. 31, 2013 Japan KRW	Dec. 31, 2012 Japan KRW	Dec. 31, 2011 Japan KRW	Dec. 31, 2013 Revenue Geographic concentration risk Countries in Asia	Dec. 31, 2012 Revenue Geographic concentration risk Countries in Asia	Dec. 31, 2011 Revenue Geographic concentration risk Countries in Asia	Dec. 31, 2013 Revenue Customer concentration risk Japan GungHo Online Entertainment Incorporated	Dec. 31, 2012 Revenue Customer concentration risk Japan GungHo Online Entertainment Incorporated	Dec. 31, 2011 Revenue Customer concentration risk Japan GungHo Online Entertainment Incorporated	Dec. 31, 2013 Accounts Receivable Credit concentration risk GungHo Online Entertainment Incorporated KRW	Dec. 31, 2013 Accounts Receivable Credit concentration risk Japan GungHo Online Entertainment Incorporated	Dec. 31, 2012 Accounts Receivable Credit concentration risk Japan GungHo Online Entertainment Incorporated	Dec. 31, 2011 Accounts Receivable Credit concentration risk Japan GungHo Online Entertainment Incorporated	Dec. 31, 2013 Cash and Cash Equivalents Credit concentration risk item
Risks and uncertainties
Concentration of risk, rate (as a percent)									81.00%	87.00%	83.00%	38.00%	51.00%	50.00%		30.00%	34.00%	45.00%	33.00%
Accounts Receivable															1,648,000,000
Number of financial institutions																			1
Revenue Recognition
Understatement of revenue	$ 45,188,000	47,685,000,000	57,781,000,000	57,477,000,000	981,000,000	14,409,000,000	30,387,000,000	29,513,000,000